OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Securities - FVTPL	$ 239	$ 174
Derivative assets	13	48
Securities - FVTOCI	260	150
Restricted cash	161	153
Inventory	435	216
Other	748	157
Total other non-current assets	$ 1,856	$ 898